Earnings Per Share (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Weighted average common shares outstanding	125.2	131.3	128.5	135.0	139.4
Common stock equivalents	1.7	2.5	2.3	2.3	2.1
Total diluted shares	126.9	133.8	130.8	137.3	141.5